GOODWILL & INTANGIBLE ASSETS, NET: - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Carrying Amount, Net of Impairment	$ 73,432	$ 20,700
Accumulated Amortization	(19,211)	(12,616)
Net Book Value	54,221	8,084
Amortization expenses of intangible assets	$ 6,595	$ 2,387	$ 3,112
Technology
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives	4 years 8 months 4 days	3 years
Carrying Amount, Net of Impairment	$ 60,400	$ 13,300
Accumulated Amortization	(12,908)	(7,991)
Net Book Value	$ 47,492	$ 5,309
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives	3 years 11 months 19 days	3 years
Carrying Amount, Net of Impairment	$ 11,082	$ 7,400
Accumulated Amortization	(6,085)	(4,625)
Net Book Value	$ 4,997	$ 2,775
Domain
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives	7 years 1 month 6 days
Carrying Amount, Net of Impairment	$ 1,950
Accumulated Amortization	(218)
Net Book Value	$ 1,732